Note 18 - Other Receivables and Restricted Cash (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Average credit period taken on sales	79 days	67 days
Financial assets at end of period	$ 162,420	$ 123,113
Interest expense on debt instruments issued	0
Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at end of period	84,793	41,470
Trade receivables [member] | Financial assets past due but not impaired [member]
Statement Line Items [Line Items]
Financial assets at end of period	32,649	5,946
Trade receivables [member] | Financial assets impaired [member]
Statement Line Items [Line Items]
Financial assets at end of period	4,552	$ 943
Non-current assets represents deposits with financial institutions as a condition of certain property leases [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	700
Current assets represents cash collateral against the term loan [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 35,000